Intangible Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of Acquired Intangible Assets and Liabilities	Other intangible assets and liabilities consisted of the following as of December 31, 2020 and 2019, excluding amounts related to other intangible assets and liabilities classified as held for sale (in thousands):

	2020		2019
	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Corporate intangible assets	$6,804	$(4,922)	$4,883	$(2,444)
In-place leases	441,683	(204,698)	442,729	(170,272)
Above-market leases	66,106	(41,125)	65,946	(34,569)
Below-market lease liabilities	(150,579)	48,834	(151,585)	39,266

Finite-lived Intangible Assets Amortization Expense
Summarized below is the amortization recorded on other intangible assets and liabilities for the years ended December 31, 2020, 2019, and 2018 (in thousands):

	2020	2019	2018
Corporate intangible assets	$2,478	$2,735	$10,618
In-place leases	36,000	42,902	37,101
Above-market leases	6,890	7,502	6,112
Below-market lease liabilities	(10,063)	(11,687)	(10,061)

Schedule of Acquired Intangible Assets, Future Amortization Expense
Estimated future amortization of the respective other intangible assets and liabilities as of December 31, 2020, excluding estimated amounts related to other intangible assets and liabilities classified as held for sale, for each of the next five years is as follows (in thousands):

	Corporate Intangible Assets	In-Place Leases	Above-Market Leases	Below-Market Leases
2021	$384	$32,877	$6,211	$(9,556)
2022	384	30,293	5,329	(9,094)
2023	384	26,541	4,573	(8,420)
2024	384	23,439	3,284	(7,839)
2025	346	20,435	2,131	(7,341)